Note 7 - Income Taxes - Provision of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Federal								$ (1,901)	$ 395	$ 24,579
State								351	495	1,953
Total								(1,550)	890	26,532
Federal								(4,475)	8,226	425
State								(447)	637	283
Total								(4,922)	8,863	708
Total income tax (benefit) expense	$ 1,882	$ (1,884)	$ (1,603)	$ 1,604	$ 4,471	$ 2,773	$ 905	$ (6,472)	$ 9,753	$ 27,240